Parent Entity Information (Unaudited)	12 Months Ended
Dec. 31, 2022
Parent Entity Information Abstract
PARENT ENTITY INFORMATION (UNAUDITED)

NOTE 34. PARENT ENTITY INFORMATION (UNAUDITED)

Set out below is the supplementary information about the parent entity.

Statement of Comprehensive Income

	Company
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Loss after income tax	8,731,433	9,287,226	2,097,600
Other comprehensive income	-	-	-
Total comprehensive loss	8,731,433	9,287,226	2,097,600

Statement of Financial Position

	Company
	December 31, 2022	December 31, 2021
	A$	A$
Total non-current assets	4,345,401	1,245
Total current assets	72,473,318	39,664,914
Total assets	76,818,719	39,666,159
Total current liabilities	(13,099,492)	(6,064,179)
Total non-current liabilities	(3,566,433)	-
Total liabilities	(16,665,925)	(6,064,179)
Total assets less liabilities	60,152,794	33,601,980

Equity
Issued capital	89,689,805	48,144,406
Accumulated losses	(29,537,011)	(14,542,426)
Total equity	60,152,794	33,601,980

Guarantees entered into by the parent entity in relation to the debts of its subsidiary

Other than as disclosed in this Annual Report, the parent entity had not guarantee debts of its subsidiary companies.

Contingent liabilities

Other than as disclosed in this Annual Report, the parent entity had no contingent liabilities as at December 31, 2022 and December 31, 2021.

Capital commitments – plant and equipment

The parent entity has no capital commitments for plant and equipment as at December 31, 2022 and December 31, 2021.

Significant accounting policies

The accounting policies of the parent entity are consistent with those of the Group, as disclosed in Note 3, except for:

-	Investments in subsidiaries are accounted for at cost, less any impairment, in the parent entity,

-	Dividends received from subsidiaries are recognized as other income by the parent entity and its receipt may be an indicator of impairment.